Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

(21) Commitments and Contingencies

The Company has outstanding, at any time, a number of commitments to extend credit. These commitments include revolving home equity line and other credit agreements, term loan commitments and standby and commercial letters of credit. Standby and commercial letters of credit are conditional commitments issued to guarantee the performance of a customer to a third party. Standby letters of credit are contingent upon the failure of the customer to perform according to the terms of the underlying contract with the third party, while commercial letters of credit are issued specifically to facilitate commerce and typically result in the commitment being drawn on when the underlying transaction is consummated between the customer and the third party.

These commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the Consolidated Statements of Condition. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments. Commitments to extend commercial, commercial real estate and construction loans totaled $1.9 billion as of December 31, 2011 and 2010, and unused home equity lines totaled $762.2 million and $829.9 million as of December 31, 2011 and 2010, respectively. Standby and commercial letters of credit totaled $199.0 million at December 31, 2011 and $187.9 million at December 31, 2010.

In addition, at December 31, 2011 and 2010, the Company had approximately $272.9 million and $303.1 million, respectively, in commitments to fund residential mortgage loans to be sold into the secondary market. These lending commitments are also considered derivative instruments. The Company also enters into forward contracts for the future delivery of residential mortgage loans at specified interest rates to reduce the interest rate risk associated with commitments to fund loans as well as mortgage loans held-for-sale. These forward contracts are also considered derivative instruments and had contractual amounts of approximately $591.5 million at December 31, 2011 and $670.1 million at December 31, 2010. See Note 22 for further discussion on derivative instruments.

The Company enters into residential mortgage loan sale agreements with investors in the normal course of business. These agreements usually require certain representations concerning credit information, loan documentation, collateral and insurability. On occasion, investors have requested the Company to indemnify them against losses on certain loans or to repurchase loans which the investors believe do not comply with applicable representations. Management maintains a liability for estimated losses on loans expected to be repurchased or on which indemnification is expected to be provided and regularly evaluates the adequacy of this recourse liability based on trends in repurchase and indemnification requests, actual loss experience, known and inherent risks in the loans, and current economic conditions.

The Company sold approximately $2.5 billion of mortgage loans in 2011 and $3.7 billion in 2010. During 2011 and 2010, the Company provided an additional $439,000 and $11.0 million, respectively, related to loss indemnification claims for residential mortgage loans previously sold to investors. These estimated losses primarily related to mortgages obtained through wholesale and correspondent channels which experienced early payment and other defaults meeting certain representation and warranty recourse requirements. Losses charged against the liability for estimated losses were $8.0 million and $8.1 million for 2011 and 2010, respectively. The liability for estimated losses on repurchase and indemnification was $2.5 million and $8.9 million at December 31, 2011 and 2010, respectively, and was included in other liabilities on the balance sheet.

The Company utilizes an out-sourced securities clearing platform and has agreed to indemnify the clearing broker of WHI for losses that it may sustain from the customer accounts introduced by WHI. At December, 31, 2011, the total amount of customer balances maintained by the clearing broker and subject to indemnification was approximately $27.9 million. WHI seeks to control the risks associated with its customers' activities by requiring customers to maintain margin collateral in compliance with various regulatory and internal guidelines.

In the ordinary course of business, there are legal proceedings pending against the Company and its subsidiaries. Management does not believe that a material loss related to these matters is reasonably possible.